Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Cost of sales	$ 371,305	$ 125,645
Royalty interests [Member]
Statements Line Items
Cost of sales	245	286
Stream interests [Member]
Statements Line Items
Cost of sales	13,181	7,385
Offtake interests [Member]
Statements Line Items
Cost of sales	$ 357,879	$ 117,974